Asset Under Development - Schedule of Estimated Outstanding Payments (Details) - Hilli Conversion to FLNG $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Payable within 3 months to December 31, 2017	$ 97,575
Payable within 12 months to December 31, 2018	95,775
Total estimated payment	$ 193,350